SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

On January 15, 2016, we awarded 1,050,000 stock options to each of Messrs. Blackmon and Verzura and 980,000 stock options to Mr. Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and gave the option holder the right to purchase shares of our common stock at $0.20 per share during the ten year term of the option.

We calculated the fair value of each option to be approximately $0.20 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	2.03%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

On March 18, 2016, we entered into an agreement with Slainte whereby we released Slainte from any and all claims relating to the Slainte Note and Slainte waived default, amended the terms and extended the maturity date of the Slainte Note until December 17, 2016, and agreed to accept a warrant in lieu of interest due on the loan.

The warrant allows Slainte to purchase 416,667 shares of our common stock; plus that number of shares of our common stock equal in number to (i) the product of the then-applicable interest rate under the Slainte Note and the amount of principal outstanding on the Note, calculated on a daily basis and paid for actual days elapsed, during the period beginning on December 18, 2015, and ending on the date on which the Note is paid in full, divided by (ii) $0.18; plus that number of shares of our common stock equal in number to (i) the product of 0.02 and the sum of the amount of principal and interest outstanding on the Note on the first day of each calendar month, beginning with February 1, 2016, divided by (ii) $0.18.

The warrant is exercisable at a price of $0.18 per share, subject to adjustment in the event of stock splits, the sale of our shares of common stock at a price below $0.18 per share or the sale of equity securities with a conversion price of less than $0.18 per share.

The warrant can be exercised at any time during the five year period following the full repayment of the loan; the exercise price can be paid in cash or through a cashless exercise feature; and the warrant grants certain registration rights to Slainte applicable to all shares of our common stock owned or controlled by Slainte, including shares issued upon exercise of the warrant.

In addition, Slainte granted us a put option, exercisable upon repayment of the loan prior to December 17, 2016, that requires Slainte to purchase from us, for $100,000, that number of shares of our common stock equal in number to (i) $100,000.00 divided by (ii) the product of 0.80% and the average price of our common stock for the 30 trading days immediately prior to the date the put option is exercised.

On March 24, 2016, an unrelated third party agreed to assume all of our obligations pursuant to the $175,000 note payable to WeedMD dated July 7, 2014, in consideration for the transfer by us of 1,100,000 shares of the common stock of WeedMD to the unrelated third party. WeedMD consented to the assumption of the loan and released us from any further liability with respect to the loan.

On March 30, 2016, we borrowed $81,978, from Slainte and used the proceeds to repay principal and accrued interest applicable to our $59,000 convertible promissory note dated October 6, 2015, to Vis Vires Group, Inc.

The loan, together with interest at 12% per year, is payable on December 30, 2016. We can prepay the loan at any time. If the loan is repaid on or before September 30, 2016, the principal amount which is being repaid will increase by 10%. If the loan is repaid after September 30, 2016, the principal amount which is being repaid will increase by 15%. The amount of the principal increase may be paid with shares of our common stock. The number of shares to be issued for such purpose will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the prepayment date.

If the loan is not paid when due, then at any time on or before January 10, 2017, Slainte may convert the outstanding principal and interest on the loan into shares of our common stock. The number of shares to be issued on conversion will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the conversion date by the outstanding principal and interest on the loan on the conversion date.

On April 6, 2016, we borrowed $75,000, from Slainte and used the proceeds to repay principal and accrued interest applicable to our $102,000 convertible promissory note dated October 12, 2015, to JSJ Investments Inc.

The loan, together with interest at 12% per year, is payable on December 30, 2016. We may prepay the loan at any time. If the loan is repaid on or before September 30, 2016 the principal amount which is being repaid will increase by 10%. If the loan is repaid after September 30, 2016 the principal amount which is being repaid will increase by 15%. The amount of the principal increase may be paid with shares of our common stock. The number of shares to be issued for such purpose will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the prepayment date.

If the loan is not paid when due, then at any time on or before January 10, 2017, Slainte may convert the outstanding principal and interest on the loan into shares of our common stock. The number of shares to be issued on conversion will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the conversion date by the outstanding principal and interest on the loan on the conversion date.

On April 6, 2016, we borrowed $25,000 from Ernest Blackmon and $25,000 from Tony Verzura and used the proceeds to repay principal and interest applicable used to our $102,000 convertible promissory note dated October 12, 2015, to JSJ Investments Inc.  The loans, together with interest at 12% per year, are payable on December 30, 2016. We may prepay the loans at any time. If the loans are repaid on or before September 30, 2016, the principal amount which is being repaid will increase by 10%. If the loans are repaid after September 30, 2016, the principal amount which is being repaid will increase by 15%.

In accordance with ASC 855-10 we have analyzed its operations subsequent to December 31, 2015, to the date these consolidated financial statements were issued, and has determined that, other that as disclosed above, we do not have any material subsequent events to disclose in these consolidated financial statements.